Note 6 - Other Assets	9 Months Ended
Jul. 31, 2026
Statement Line Items [Line Items]
Disclosure of other assets [text block]

6. Other assets:

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2026	2025	2025

Accounts receivable	$7,760	$7,371	$10,532
Prepaid expenses and other	23,717	17,880	15,775
Right-of-use assets	3,186	2,424	2,596
Deferred income tax asset	4,587	4,039	1,626
Derivative instruments (note 12)	2,265	-	-
Investment (note 6a)	-	953	953

	$41,515	$32,667	$31,482

a) In February 2021, the Bank acquired an 11% investment in Stablecorp Digital Currencies Inc. for cash consideration of $953,000. The Bank has made an irrevocable election to designate this investment at fair value through other comprehensive income at initial recognition and any future changes in the fair value of the investment will be recognized in other comprehensive income (loss). In December 2025, the Bank divested its position in Stablecorp Digital Currencies Inc. for cash consideration of $1,035,000. The disposal generated a gain of $82,000, recognized in the income statement. The gain represents the excess of the consideration received over the carrying amount of the investment at the date of disposal.